Financial Instruments - Derivative Financial Instruments and Hedging Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	[1],[2]	$ 688	$ (591)
Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	136	(93)
Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	[1],[2]	41	520
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign currency short-term borrowings [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	[1],[2]	68	0
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign currency short-term borrowings [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	0	0
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign currency short-term borrowings [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	[1],[2]	0	0
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign currency long-term debt [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	[1],[2],[4]	149	(580)
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign currency long-term debt [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3],[4]	0	0
Net Investment Hedging, Nonderivative Instruments [Member] | Foreign currency long-term debt [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	[1],[2],[4]	0	0
All other, net [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	[1],[2]	(1)	2
All other, net [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	0	0
All other, net [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	[1],[2]	2	1
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing recognized in earnings based on an amortization approach	[1],[2]	140
Amount of Gains/(Losses) Recognized in OCI	[1],[2],[5]	80	(12)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3],[5]	0	(6)
Amount excluded from effectiveness testing recognized in earnings based on an amortization approach	[2],[3]	0
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing recognized in earnings based on an amortization approach	[1],[2]	153
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	[1],[2],[5]	(182)	520
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Foreign exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	5	(19)
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest rate contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest rate contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	(348)	(60)
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest rate contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest rate contracts, hedged item gain (loss) [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest rate contracts, hedged item gain (loss) [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	348	60
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest rate contracts, hedged item gain (loss) [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Foreign exchange contracts, hedged item gain (loss) [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Foreign exchange contracts, hedged item gain (loss) [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	(5)	19
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Foreign exchange contracts, hedged item gain (loss) [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	[1],[2]	0	0
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
The portion of gains/(losses) on foreign exchange contracts excluded from the assessment of hedge effectiveness	[1],[2]	77
Amount of Gains/(Losses) Recognized in OCI	[1],[2]	175	0
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	0	0
The portion of gains/(losses) on foreign exchange contracts excluded from the assessment of hedge effectiveness	[2],[3]	0
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
The portion of gains/(losses) on foreign exchange contracts excluded from the assessment of hedge effectiveness	[1],[2]	68
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	[1],[2]	0	0
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI	[1],[2]	0	0
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID	[2],[3]	136	(87)
Not Designated as Hedging Instrument [Member] | Foreign exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID and COS	[1],[2]	$ 0	$ 0

[1]	For derivative financial instruments in cash flow hedge relationships, the gains and losses are included in Other comprehensive income/(loss)––Unrealized holding gains/(losses) on derivative financial instruments, net. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––Foreign currency translation adjustments, net.
[2]	OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. COS = Cost of Sales, included in Cost of sales in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.
[3]	For 2017, there is no significant ineffectiveness.
[4]	Short-term borrowings include foreign currency short-term borrowings with carrying values of $1.4 billion as of December 31, 2018, which are used as hedging instruments in net investment hedges. Long-term debt includes foreign currency long-term borrowings with carrying values of $3.2 billion as of December 31, 2018, which are used as hedging instruments in net investment hedges.
[5]	Based on year-end foreign exchange rates that are subject to change, we expect to reclassify a pre-tax gain of $156 million within the next 12 months into Cost of sales. The maximum length of time over which we are hedging future foreign exchange cash flow relates to our $1.8 billion U.K. pound debt maturing in 2043.